GOVERNMENT ASSISTANCE RECEIVED	12 Months Ended
Nov. 30, 2020
Government Assistance Received [Abstract]
GOVERNMENT ASSISTANCE RECEIVED [Text Block]

8. GOVERMENT ASSISTANCE RECEIVED

On May 4, 2020, the Company received a CARES Act Paycheck Protection Program Loan ("PPP Loan") of USD$75,000. The PPP Loan bears interest at 1% per annum and is repayable monthly staring on December 4, 2020. The loan is forgivable if PRT USA meets the requirements outlined below:

i) The loan proceeds are used to cover payroll costs, and most mortgage interest, rent, and utility costs over the 24-week period after the loan is made; and

ii) Employee and compensation levels are maintained. Payroll costs are capped at $100,000 on an annualized basis for each employee

During the year ended November 30, 2020 it was determined that the Company met the requirements for loan forgiveness. As such, the PPP Loan was treated as a government grant and recorded as other income on the consolidated statement of loss and comprehensive loss for the year ended November 30, 2020.

During the year November 30, 2020, the Company incurred the following qualifying expenses:

— Wages, salaries, and benefits of $76,581 (USD $56,970)

— Rent of $24,237 (USD $18,030)